As filed with the Securities and Exchange Commission on July 28, 2008
                                     Investment Company Act File Number 811-8654



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                       Florida Daily Municipal Income Fund
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
             (Address of principal executive offices)      (Zip code)


                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2008

Item 1: Schedule of Investments

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
MAY 31, 2008
(UNAUDITED)
===============================================================================


                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                         Maturity  Current       Value              Standard
  Amount                                                                         Date    Coupon (b)    (Note 1)     Moody's & Poor's
--------                                                                         ----    ----------    ---------    -------  -------
Tax Exempt Commercial Paper (8.11%)
-----------------------------------------------------------------------------------------------------------------------------------
$2,000,000   Hillsborough County, FL Aviation Authority Airport Facilities
             - Series B
             LOC Landesbank Baden Wurtemburg                                    07/10/08     1.95%   $ 2,000,000     P-1       A-1+
 2,700,000   Palm Beach County, FL Health Facilities Authority
             (Pooled Hospital Loan Program) - Series 1985
             LOC SunTrust Bank                                                  06/17/08     2.00      2,700,000   VMIG-1      A-1+
 1,500,000   Palm Beach County, FL School District
             LOC Bank of America, N.A.                                          06/05/08     1.80      1,500,000   VMIG-1      A-1+
----------                                                                                           -----------
 6,200,000   Total Tax Exempt Commercial Paper                                                         6,200,000
----------                                                                                           -----------
Tax Exempt General Obligation Notes & Bonds (12.36%)
-----------------------------------------------------------------------------------------------------------------------------------
$2,000,000   Broward County, FL School District TAN                             09/30/08     3.40%   $ 2,003,850    MIG-1
 2,000,000   Neshaminy, PA School District TRAN (c)                             06/30/08     3.90      2,000,380
 2,440,000   Orange County, FL IDA IDRB
             (Orlando-Hawaiian Motel Co.) - Series 1985
             LOC US Bank, N.A.                                                  10/01/08     3.50      2,440,000     P-1       A-1+
 3,000,000   Palm Beach County, FL School District TAN                          09/24/08     3.43      3,005,190    MIG-1     SP-1+
----------                                                                                           -----------
 9,440,000   Total Tax Exempt General Obligation Notes & Bonds                                         9,449,420
----------                                                                                           -----------
Variable Rate Demand Instruments (d) (77.18%)
-----------------------------------------------------------------------------------------------------------------------------------
$2,200,000   Alachua County, FL HFA Multifamily RB
             (Santa Fe I Apartments Project) - Series 2006
             LOC Citibank, N.A.                                                 12/15/38     1.75%  $  2,200,000               A-1+
 1,000,000   Branch Banking & Trust Municipal Floater Certificates - Series 1007
             LOC Branch Banking and Trust Company                               12/18/27     1.74      1,000,000   VMIG-1
 2,000,000   Branch Banking & Trust Municipal Floater Certificates - Series 1010
             LOC Branch Banking and Trust Company                               01/15/19     1.70      2,000,000   VMIG-1
 2,600,000   Capital Trust Agency, FL Air Cargo RB
             (Aero Miami FX, LLC Project) - Series 2004A
             LOC JPMorgan Chase Bank, N.A.                                      08/01/34     1.85      2,600,000               A-1+
 1,000,000   City of Galesburg, IL RB (Knox College Project) - Series 1999
             LOC LaSalle Bank, N.A.                                             07/01/24     1.60      1,000,000               A-1+
 1,000,000   City of Leesburg, FL HRB (The Villages Regional
             Hospital Project) - Series 2006
             LOC Scotia Bank                                                    07/01/36     1.67      1,000,000   VMIG-1      A-1+
   700,000   City of Pulaski and Giles County, TN IDRB
             (Martin Methodist College Project) - Series 2004
             LOC Regions Bank                                                   01/01/24     1.67        700,000   VMIG-1
 1,000,000   Collier County, FL IDA IDRB (Allete Inc. Project) - Series 2006
             LOC Wells Fargo Bank, N.A.                                         10/01/25     1.69      1,000,000               A-1+
 1,300,000   Duval County, Florida HFA
             (Sunbeam Road Apartments Project) - Series 1997
             LOC US Bank, N.A.                                                  07/01/25     1.63      1,300,000               A-1+
 1,200,000   Florida Development Finance Corporation IDRB
             (Enterprise Bond Press Project) - Series 2007B
             LOC Branch Banking and Trust Company                               07/01/17     2.10      1,200,000     P-1       A-1+
   900,000   Florida Housing Finance Corporation Housing RB
             (Heron Park Project) - Series 1996U
             Guaranteed by Federal National Mortgage Association                12/01/29     1.85        900,000   VMIG-1
 2,410,000   Florida HFC MHRB (Monterey Lake Apartments) - Series 2005 C
             Guaranteed by Federal Home Loan Mortgage Corporation               07/01/35     1.56      2,410,000               A-1+
   900,000   Florida Housing Finance Corporation Housing RB
             (Timberline Apartments) - Series 1999P
             Collateralized by Federal National Mortgage Association            10/15/32     1.75        900,000               A-1+
 2,000,000   Gainesville, FL Combined Utility Enterprise Utility System RB
             - Series 2007A                                                     10/01/36     1.55      2,000,000   VMIG-1      A-1+
 1,800,000   Illinois Finance Authority
             (Pollman North America, Inc. Project) - Series 2005D
             LOC Fifth Third Bank                                               12/01/25     1.73      1,800,000     P-1       A-1+
 2,615,000   Lee County, FL IDA Health Care Facilites RB
             (Shady Rest Care Pavilion Project) - Series 2005
             LOC Fifth Third Bank                                               06/01/25     1.64      2,615,000     P-1       A-1+
 2,000,000   Lehman Municipal Trust Receipts relating to Florida Housing
             Finance Corporation Homeowner Mortgage RB 2007 Series 3
             LOC Government National Mortgage Association/Federal National
             Mortgage Association/Federal Home Loan Mortgage Corp.              01/01/48     2.11      2,000,000   VMIG-1
   910,000   Marion County, FL IDA
             (Hamilton Products, Inc. Project) - Series 1995
             LOC Comerica Bank                                                  11/01/15     1.77        910,000     P-1       A-1
   650,000   Marion County, FL IDA RB
             (Capris Furniture Industries Project) - Series 2005
             LOC SunTrust Bank                                                  02/01/25     1.85        650,000     P-1       A-1+
   565,000   Miami Dade County, FL IDA
             (Avborne Heavy Maintenance, Inc.) - Series 1998
             LOC JPMorgan Chase Bank, N.A.                                      08/01/18     1.68        565,000               A-1+
 2,300,000   Miami Dade County, FL IDA Solid Waste Disposal RB
             (Waste Management Inc. of Florida Project) - Series 2007
             LOC JPMorgan Chase Bank, N.A.                                      09/01/27     1.75      2,300,000               A-1+
 2,800,000   Miami-Dade County IDA (Atlas Packaging Inc. Project) - Series 2007
             LOC Bank of New York Mellon                                        10/01/27     1.81      2,800,000     P-1       A-1+
 3,500,000   Miami Dade County, FL IDA  IDRB
             (Airbus Service Company Project) - Series 1998A
             LOC Calyon                                                         04/01/30     1.75      3,500,000               A-1+
   945,000   Ocean Highway and Port Authority, FL RB
             (Port, Airport, Marina Improvement) - Series 1990A
             LOC Wachovia Bank, N.A.                                            12/01/20     2.10        945,000   VMIG-1      A-1+
 1,200,000   Ocean Highway and Port Authority, FL RB
             (Port, Airport, Marina Improvement) - Series 1990C
             LOC Wachovia Bank, N.A.                                            12/01/20     2.60      1,200,000   VMIG-1      A-1+
 2,000,000   Orlando & Orange County Expressway Authority Series 2003B
             Insured by Dexia CLF                                               01/01/12     1.67      2,000,000               A-1+
 1,300,000   Orlando & Orange County Expressway Authority Series 2003C
             Insured by Dexia CLF                                               07/01/25     1.55      1,300,000   VMIG-1      A-1+
   600,000   Orange County, FL HFA MHRB (Lake Harris Cove Appartments)
             Series 2005-5D
             LOC JPMorgan Chase Bank, N.A.                                      10/01/31     1.87        600,000   VMIG-1
   500,000   Orlando, FL Utilities Commission Water & Electric RB -
             Series 2002B                                                       10/01/22     1.53        500,000   VMIG-1      A-1+
 2,000,000   Palm Beach County, FL EFA Educational Facilities RB
             (Lynn University Project) - Series 2001
             LOC Bank of America, N.A.                                          11/01/21     1.55      2,000,000     P-1       A-1+
 3,000,000   Palm Beach County, FL
             (Norton Gallery and School of Art, Inc. Project) - Series 1995
             LOC Northern Trust Company                                         05/01/25     1.71      3,000,000               A-1+
 1,000,000   Palm Beach County, FL RB (Raymond F. Kravis Center for
             Performing Arts Inc Project) - Series 2002
             LOC Northern Trust Company                                         07/01/32     1.55      1,000,000   VMIG-1
 1,500,000   St. Lucie County, FL IDRB
             (Freedom Plastic, Inc. Project) - Series 2000
             LOC LaSalle National Bank, N.A.                                    11/01/20     1.75      1,500,000               A-1+
 2,200,000   Tallahassee, FL IDRB
             (Rose Printing Company, Inc. Project) - Series 2000A
             LOC Branch Banking and Trust Company                               10/01/15     1.75      2,200,000   VMIG-1
 2,680,000   Tampa, FL Student Housing RB (CHF-Tampa, LLC Project)
              - Series 2005A
             LOC Royal Bank of Canada                                           10/01/37     1.63      2,680,000   VMIG-1      A-1+
   400,000   TOCs Trust - Series 2000-1 (Puerto Rico Commonwealth Infrastructure
             Financing Authority Special Obligation Bonds, 2000 - Series A)
             Collateralized by The State and Local Government Series Securities 04/01/27     1.60        400,000               A-1+
 1,315,000   Washington State Economic Development Finance Authority
             (Mercer Island Partners Associates, LLC Project) - Sereis 1997D
             LOC US Bank, N.A.                                                  06/01/27     1.80      1,315,000               A-1+
 1,000,000   Wood River, WI IDRB
             (Burnett Dairy Cooperative Project) - Series 2001A
             LOC US Bank, N.A.                                                  07/01/16     1.80      1,000,000               A-1+
----------                                                                                           -----------
58,990,000   Total Variable Rate Demand Instruments                                                   58,990,000
----------                                                                                           -----------
             Total Investments (97.65%) (Cost $ 74,639,420)                                           74,639,420
             Cash and Other Assets, Net of Liabilities (2.35%)                                         1,796,907
                                                                                                     -----------
                        Net Assets (100%)                                                            $76,436,327
                                                                                                     ===========
                        Net Asset Value, offering and redemption price per share:

             Class A,        45,269,322 shares outstanding                                           $      1.00
                                                                                                     ===========
             Class B,        31,166,260 shares outstanding                                           $      1.00
                                                                                                     ===========

Note 1: Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     EFA      =   Educational Facilities Authority                MHRB       =    Multi-Family Housing Revenue Bond
     HFA      =   Housing Finance Agency                          RB         =    Revenue Bond
     HRB      =   Hospital Revenue Bond                           TAN        =    Tax Anticipation Note
     IDA      =   Industrial Development Authority                TOCs       =    Tender Option Certificates
     IDRB     =   Industrial Development Revenue Bond             TRAN       =    Tax and Revenue Anticipation Note
     LOC      =   Letter of Credit

Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Florida Daily Municipal Income Fund


By (Signature and Title)*               /s/Christine Manna
                                           Christine Manna
                                           Secretary


Date: July 21, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/Michael P. Lydon
                                           Michael P. Lydon
                                           President



Date:  July 28, 2008



By (Signature and Title)*               /s/Joseph Jerkovich
                                           Joseph Jerkovich
                                           Treasurer and Assistant Secretary



Date:  July 28, 2008


* Print the name and title of each signing officer under his or her signature.